Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Guinness Atkinson Alternative Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Alternative Energy Fund
Average Annual Return, Percent	12.13%	2.61%	9.88%	4.89%
Guinness Atkinson Asia Focus Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Asia Focus Fund
Average Annual Return, Percent	14.43%	19.02%	2.96%	3.95%
Guinness Atkinson China & Hong Kong Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				China & Hong Kong Fund
Average Annual Return, Percent	11.70%	21.70%	(2.96%)	0.36%
Guinness Atkinson Global Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Global Energy Fund
Average Annual Return, Percent	5.31%	(6.07%)	18.36%	1.56%
Guinness Atkinson Global Innovators Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Global Innovators Fund - Investor Class
Average Annual Return, Percent	10.32%	11.42%	14.91%	13.33%
Guinness Atkinson Global Innovators Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Global Innovators Fund - Institutional Class
Average Annual Return, Percent	10.46%	11.69%	15.19%	13.60%
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Average Annual Return, Percent	9.47%	16.26%	14.55%	10.66%
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return, Percent	16.88%	21.69%	4.86%	4.84%
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI China Index (Net Return)
Average Annual Return, Percent	17.33%	33.78%	(0.99%)	2.11%
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Average Annual Return, Percent	9.47%	16.26%	14.55%	10.66%
Guinness Atkinson Global Innovators Fund | Investor Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Average Annual Return, Percent	9.47%	16.26%	14.55%	10.66%
Guinness Atkinson Global Innovators Fund | Institutional Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Average Annual Return, Percent	9.47%	16.26%	14.55%	10.66%
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Energy Index (Net Return)
Average Annual Return, Percent	4.56%	(0.84%)	19.12%	4.58%